Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings (Loss) Per Share (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss) attributable to common shareholders of Cronos Group	$ (18,970)	$ 2,491
Net income (loss) used in the computation of basic and diluted income (loss) per share	$ (18,970)	$ 2,491
Denominator
Weighted average number of common shares outstanding for computation of basic income (loss) per share	172,269,170	134,803,542
Dilutive effect of warrants		38,378,288
Dilutive effect of options and share appreciation rights		3,607,331
Weighted average number of common shares for computation of diluted income (loss) per share	172,269,170	176,789,161